Inventories, Net (Details) - Schedule of Inventories - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Inventory		$ 236,739	$ 442,681
Less: reserve for obsolete inventories	$ (16,830)	(17,234)	(12,011)
Total	$ 192,683	$ 219,505	$ 430,670